Shareholders’ Deficit - Schedule of Company Obligated to Issue Shares (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 85,498	$ 161,632	$ 281,682
Shares issuable	28,162	30,632	27,643
Shares issuable to employees and consultants [Member]
Schedule of Company Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 85,498	$ 81,632	$ 261,682
Shares issuable	28,162	14,305	23,561
Shares issuable to independent directors [Member]
Schedule of Company Obligated to Issue Shares [Line Items]
Shares issuable, amount		$ 80,000	$ 20,000
Shares issuable		16,327	4,082